Contingent liabilities and financial commitments - Individual Cases - Additional Information (Details) £ in Millions, $ in Millions	1 Months Ended		12 Months Ended			36 Months Ended		191 Months Ended
	Oct. 31, 1997 USD ($) INSTALMENT	Oct. 31, 1997 GBP (£) INSTALMENT	Dec. 31, 2022 USD ($) Case CASE	Dec. 31, 2022 GBP (£) Case CASE	Dec. 31, 2021 Case	Dec. 31, 2022 USD ($) CASE	Dec. 31, 2022 GBP (£) CASE	Dec. 31, 2022 CASE
Disclosure Of Commitments And Contingencies [Line Items]
Number of individual cases is brought by or on behalf of an individual survivors alleging personal injury as result of exposure to ETS			1	1		1	1	1
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases | Case			206	206	222
Individual smoking and health cases | US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases have received adverse verdicts or judgments			9	9		9	9	9
Net amount against verdicts			$ 60.0	£ 49.9
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases | Case			1,183	1,183	1,200
Loss Contingency Number Of Trials								0
Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases | Case			46	46	46
Filter cases | Lorillard Tobacco and RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount						$ 22.3	£ 18.5
Number of cases			46	46
Number of cases for which damages paid to plaintiffs						84	84
Florida | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount	$ 300.0	£ 249.0
Number of annual installment for payment | INSTALMENT	3	3
Litigation settlement, annual installment amount	$ 100.0	£ 83.1
Amount of plaintiff's counsel fees payable	49.0	40.7
Florida | R J Reynolds Tobacco Company | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	86.0	71.5
Florida | Brown and Williamson Holdings Inc | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	57.0	47.4
Florida | Lorillard Tobacco | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	$ 31.0	£ 25.8